Note 14 - Investments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Investments [Text Block]
(US dollars in thousands)	% Owned	201 9	2018	2017
Innovative Solar Ventures I, LLC	50%	-	14,147	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	10,529
US-NC-47 Sponsor Partner, LLC	10%	-	-	7,531
Total		-	14,147	18,060